Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

3. Earnings Per Share

Basic and diluted earnings per share are calculated in accordance with ASC 260, “Earnings Per Share,” using the weighted-average shares outstanding, plus the dilutive effect of outstanding stock options and restricted shares, computed using the treasury stock method. All shares and per share amounts have been adjusted to reflect the stock splits completed on May 20, 2011 and November 1, 2011.

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended December 31, 2011, 2010 and 2009 (in thousands except per share amounts):

	Year Ended December 31,
	2011	2010	2009
Numerator for basic and diluted earnings (loss per share):
Income (loss) from continuing operations	$(33,194)	$6,681	$2,758
Loss from discontinued operations	(1,698)	(471)	119

Net income (loss) attributable to stockholders	$(34,892)	$6,210	$2,877

Denominator:
Weighted average common shares outstanding	18,757	17,633	17,633
Effect of dilutive securities	—	—	—

Shares used for diluted earnings per share	18,757	17,633	17,633

Basic net earnings (loss) per share:
Basic earnings (loss) from continuing operations	$(1.77)	$0.38	$0.16
Basic loss from discontinued operations	(0.09)	(0.03)	—

Net income (loss) attributable to stockholders	$(1.86)	$0.35	$0.16

Diluted net earnings (loss) per share:
Diluted earnings (loss) from continuing operations	$(1.77)	$0.38	$0.16
Diluted loss from discontinued operations	(0.09)	(0.03)	—

Net income (loss) attributable to stockholders	$(1.86)	$0.35	$0.16

The restricted stock, stock options and warrants issued in 2011 are excluded from the calculation of diluted earnings per share because the net loss for the year ended December 31, 2011 causes such securities to be anti-dilutive.